Taxation - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation allowance
Balance at beginning of the year	¥ 4,369,687	¥ 1,878,643	¥ 672,889
Additions	2,509,343	2,491,044	1,205,754
Balance at end of the year	¥ 6,879,030	¥ 4,369,687	¥ 1,878,643